Advance to suppliers, net	12 Months Ended
Dec. 31, 2023
Advance To Suppliers Net
Advance to suppliers, net

5. Advance to suppliers, net

Advance to suppliers, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Prepayment for technology outsourcing service	12,046	94,269
Accounts recharge for recruitment service (1)	11,855	60,881
Prepayment for brand promotion	12,294	8,738
Others	3,358	1,088
Less: allowance of credit losses	-	(174)
Total	39,553	164,802

The Group recorded allowance for credit losses of nil, nil and RMB174 for the years ended December 31, 2021, 2022 and 2023, respectively.

(1)	The Group engaged third-party suppliers to make the payment of compensation to flexible workers in flexible employment services on behalf of the Group. The Group was required to recharge the accounts in advance before the third-party suppliers make the payment to flexible workers.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)